Segment Reporting (Details) - Schedule of segment revenue and gross margin - Leafly Holdings, Inc.[Member] - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenue:
Total Revenue	$ 20,063	$ 18,096	$ 36,392	$ 30,072
Gross margin:
Total gross margin	17,760	15,756	31,430	26,163
Retail [Member]
Revenue:
Total Revenue	15,966	14,428	29,591	23,724
Gross margin:
Total gross margin	14,595	12,855	26,290	20,795
Brands [Member]
Revenue:
Total Revenue	4,097	3,668	6,801	6,348
Gross margin:
Total gross margin	$ 3,165	$ 2,901	$ 5,140	$ 5,368